W. John McGuire
+1.202.373.6799
wjmcguire@morganlewis.com

September 2, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704)

Ladies and Gentlemen:

On behalf of Cambria ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 26, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-16-017846 on August 31, 2016.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001